Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 19,529,105	$ (12,555,062)	$ (19,564,718)	$ (51,206,803)	$ (25,095,538)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	49,377,799	38,659,029	53,368,611	42,071,743	41,098,672
Change in deferred tax liability	(883,646)	(2,220,688)	(2,025,869)	(5,926,732)	(806,083)
Accretion of fair market value adjustment of secured debt	(38,968)	(92,344)	(110,942)	(130,682)	(131,611)
Amortization of debt issuance costs	1,920,545	1,668,502	1,676,309	3,586,381	3,996,676
Equity based compensation expense	3,042,874	2,085,194	2,907,808	1,738,873	404,540
Contingent earnout adjustment	1,514,447	3,219,744	12,619,744	(2,500,000)	200,000
Equity in loss of unconsolidated entities	1,259,074	724,306	1,050,250	0	0
Unrealized foreign currency and derivative gain	(1,058,890)	(367,811)	467,989	(93,878)	(797,999)
Net loss on extinguishment of debt	2,393,475	2,444,788	2,444,788	0	2,647,633
Gain on equity interests upon acquisition	(16,101,237)	0
Write-off of equity interest and preexisting relationships upon acquisition of control	2,049,682	8,389,573	8,389,573	0	0
Gain on deconsolidation of SST VI OP	0	(169,533)	(169,533)	0	0
Gain on sale of real estate	0	(178,631)	(178,631)	0	(3,944,696)
Impairment of goodwill and intangible assets	0	0	0	36,465,732	0
Impairment of investments in Managed REITs			0	4,376,879	0
Gain resulting from acquisition of unconsolidated affiliates			0	0	(8,017,353)
Increase (decrease) in cash from changes in assets and liabilities, net of acquisitions:
Other assets, net	(1,002,166)	569,525	(1,367,439)	(1,170,734)	(835,114)
Accounts payable and accrued liabilities	7,444,338	2,559,848	99,039	298,510	1,576,029
Managed REITs receivables	345,984	(1,268,125)	(304,468)	(428,284)	(122,629)
Due to affiliates	(18,351)	(741,064)	(537,527)	(311,134)	(405,505)
Net cash provided by operating activities	69,774,065	42,727,251	58,764,984	26,769,871	9,767,022
Cash flows from investing activities:
Purchase of real estate	(72,512,886)	(47,073,530)	(64,585,072)	(612,892)	(9,435,343)
Additions to real estate	(7,603,913)	(7,048,576)	(10,288,805)	(14,946,580)	(12,291,574)
Investments in unconsolidated real estate entities, net	(4,117,116)	(5,228,372)	(5,795,399)	0	0
Investments in Managed REITs	(5,003,000)	0
Redemption of SSGT II Preferred Units			13,500,000	19,000,000	0
Deconsolidation of SST VI OP	0	(3,011,368)	(3,011,368)	0	0
SST VI OP repayment of debt			5,600,000	0	0
Investment in SST VI Mezzanine Loan debt			(6,800,000)	0	0
Purchase of other investments	0	(1,967,476)	(1,967,476)		0
Deposits on acquisition of real estate	(775,000)	(1,118,818)	(340,000)	(298,317)	(200,000)
Net proceeds from the sale of real estate	228,146	256,237	256,237	0	15,721,610
Settlement of foreign currency hedges designated for hedge accounting	0	(3,190,899)	(3,190,899)	398,951	918,558
Settlement of company owned life insurance			2,894,561	0	3,122,962
Proceeds from sale of real estate joint venture			0	0	3,358,814
Self Administration Transaction, net of cash acquired			0	0	(3,292,958)
Purchase of foreign currency hedge				0	(147,347)
SSGT III Mezzanine Loan repayment	42,000,000	0
Redemption of preferred equity investment in SSGT II	0	13,500,000
Net cash used in investing activities	(173,524,492)	(101,369,312)	(120,214,731)	(28,958,838)	(347,783,873)
Cash flows from financing activities:
Gross proceeds from issuance of non-revolver debt	150,000,000	271,675,995	271,675,995	341,717	535,852,363
Proceeds from issuance of revolver debt	280,000,000	220,505,250	246,505,250	0	0
Repayment of non-revolver debt	(86,237,235)	(422,190,754)	(422,190,754)	0	(251,732,077)
Scheduled principal payments on non-revolver debt	(1,865,650)	(689,481)	(1,294,637)	(701,136)	(802,789)
Repayment of revolver debt	(175,000,000)	(15,000,000)	(15,000,000)	0	0
Debt issuance costs	(2,078,543)	(5,367,981)	(6,970,064)	(4,537)	(8,531,362)
Debt defeasance costs	(2,544,346)	(525,417)	(525,467)	0	(1,690,703)
Common stock offering costs			(971,752)	(656,524)	(709,842)
Redemption of common stock	(1,763,301)	(2,890,238)	(4,622,000)	(1,708,305)	(5,740,677)
Offering costs	(601,346)	(641,374)
Gross proceeds from issuance of equity in SST VI OP	0	4,015,815	4,015,815	0	0
Offering costs related to issuance of equity in SST VI OP	0	(373,067)	(373,067)	0	0
Distributions paid to preferred stockholders	(9,349,315)	(9,127,250)	(12,277,935)	(8,786,655)	0
Distributions paid to common stockholders	(34,911,540)	(18,996,252)	(26,157,045)	(19,160,171)	(18,207,418)
Distributions paid to noncontrolling interests in our Operating Partnership			(6,139,772)	(5,514,994)	(2,440,247)
Gross proceeds from issuance of preferred stock			0	50,000,000	150,000,000
Preferred stock issuance costs			0	(70,057)	(3,573,836)
Redemption of noncontrolling interest			0	0	(200,000)
Gross proceeds from issuance of equity in other non controlling interests	1,000	0
Distributions paid to noncontrolling interest in our OP	(5,264,528)	(4,542,828)
Net cash provided by financing activities	110,385,196	15,852,418	25,674,567	13,739,338	392,223,412
Impact of foreign exchange rate changes on cash and restricted cash	(1,454,029)	(128,858)	(196,135)	536,182	352,354
Change in cash, cash equivalents, and restricted cash	5,180,740	(42,918,501)	(35,971,315)	12,086,553	54,558,915
Cash, cash equivalents, and restricted cash beginning of period	44,686,361	80,657,676	80,657,676	68,571,123	14,012,208
Cash, cash equivalents, and restricted cash end of period	49,867,101	37,739,175	44,686,361	80,657,676	68,571,123
Supplemental disclosures and non-cash transactions:
Cash paid for interest	23,112,227	23,445,112	27,220,673	32,834,244	35,942,900
Supplemental disclosure of noncash activities:
Issuance of shares pursuant to distribution reinvestment plan	5,243,398	14,237,983	19,564,929	15,954,081	16,046,534
Distributions payable	9,088,802	8,135,131	8,360,420	6,650,317	5,159,105
Conversion of A-2 Units into A-1 Units	31,514,447	11,219,744	11,219,744	0	0
Deposit applied to the purchase of real estate	190,000	0	156,940	200,000	1,000,000
Additions to real estate and construction in process included in accounts payable	28,793	68,717
Debt assumed in Mergers	0	81,165,978
Issuance of common stock and OP Units in connection with the mergers	168,791,577	231,412,470	231,412,470	0	0
Redemption of common stock included in accounts payable and accrued liabilities	0	1,731,639	1,676,874	732,725	431,326
Real estate and construction in process included in accounts payable and accrued liabilities			19,056	248,845	1,420,217
Foreign currency contracts, interest rate swaps, and interest rate cap contract in accounts payable and accrued liabilities and other assets			4,335,673	4,862,285	3,575,580
Net liabilities assumed in SSGT Mergers			0	0	1,712,596
Debt assumed in the Self Administration Transaction			0	0	19,219,126
Contingent earnout consideration issued in the Self Administration Transaction			0	0	30,900,000
Deferred tax liabilities related to the Self Administration Transaction			0	0	7,415,654
Accounts payable and other accrued liabilities assumed in the Self Administration Transaction			0	0	722,286
Transfer of other assets to debt issuance costs			0	0	1,075,000
SSGT Mergers
Cash flows from investing activities:
Mergers, net of cash acquired			0	0	(345,538,595)
Supplemental disclosure of noncash activities:
Debt assumed in Mergers			0	0	5,038,435
Issuance of units in our Operating Partnership			0	0	4,217,399
SST IV Merger
Cash flows from investing activities:
Mergers, net of cash acquired			(46,486,510)	0	0
Supplemental disclosure of noncash activities:
Debt assumed in Mergers			81,165,978	0	0
Self Administration Transaction
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership			0	0	63,643,000
SSGT II Merger
Cash flows from investing activities:
Mergers, net of cash acquired	(65,540,723)	0
SST IV Merger
Cash flows from investing activities:
Mergers, net of cash acquired	0	(46,486,510)
SST VI Mezzanine
Cash flows from investing activities:
Mezzanine Loan funding	(18,200,000)	0
SSGT III Mezzanine
Cash flows from investing activities:
Mezzanine Loan funding	$ (42,000,000)	$ 0
Limited Partner
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership			0	0	18,800,000
Preferred Stock
Cash flows from investing activities:
Purchase of SSGT II Preferred Units			$ 0	$ (32,500,000)	$ 0